Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserves	Investments statutory reserve	Valuation Adjustments	Cumulative translation adjustments	Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests in subsidiaries
Beginning balance at Dec. 31, 2018	R$ 9,800,029	R$ 5,171,752	R$ 4,309	R$ 542,400	R$ (485,383)	R$ 4,712	R$ 686,665	R$ 3,412,427	R$ (63,989)	R$ 65,857		R$ 109,355	R$ 9,448,105	R$ 351,924
Net income for the year	402,944										373,526		373,526	29,418
Other comprehensive income:
Fair value adjustments of available for financial instruments, net of income taxes	(52,297)								(52,318)				(52,318)	21
Actuarial gain (loss) of post-employment benefits, net of income taxes	(36,787)								(30,010)				(30,010)	(6,777)
Currency translation of foreign subsidiaries and the effect of net investments hedge, net of income taxes	36,570									36,570			36,570
Total comprehensive income for the year	350,430								(82,328)	36,570	373,526		327,768	22,662
Equity instrument granted of subsidiaries	7,661		7,661										7,661
Shareholder transaction - gain in reimbursement of shares pref. B from Oxiteno Nordeste											1,489		1,489	(1,489)
Realization of revaluation reserve of subsidiaries						(190)					190
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(31)										(31)		(31)
Transfer to statutory reserve								1,648			(1,648)
Dividends attributable to non-controlling interests	(993)													(993)
Redemption of non-controlling shares of Oxiteno Nordeste	(2,180)													(2,180)
Capital increase from Iconic non-controlling shareholders	6,996													6,996
Approval of additional dividends by the Shareholders' Meeting	(109,355)											(109,355)	(109,355)
Allocation of net income:
Legal reserve							18,676				(18,676)
Proposed dividends (R$ 0.20 per share)								(124,002)			(137,468)	261,470
Intermediary dividends	(217,382)										(217,382)		(217,382)
Ending balance at Dec. 31, 2019	9,835,175	5,171,752	11,970	542,400	(485,383)	4,522	705,341	3,290,073	(146,317)	102,427		261,470	9,458,255	376,920
Net income for the year	927,697										893,383		893,383	34,314
Other comprehensive income:
Fair value adjustments of available for financial instruments, net of income taxes	(313,081)								(313,081)				(313,081)
Actuarial gain (loss) of post-employment benefits, net of income taxes	(16,887)								(5,592)				(5,592)	(11,295)
Currency translation of foreign subsidiaries and the effect of net investments hedge, net of income taxes	129,169									129,169			129,169
Total comprehensive income for the year	726,898								(318,673)	129,169	893,383		703,879	23,019
Issuance of shares related to the subscription warrants - indemnification - Extrafarma acquisition	54,763			54,763									54,763
Stock plan	(6,799)			(3,114)	(3,685)								(6,799)
Equity instrument granted	4,526		4,526										4,526
Equity instrument granted of subsidiaries	5,908		5,908										5,908
Income and social contribution taxes on realization of revaluation reserve of subsidiaries						(185)					185
Transfer to statutory reserve								(774)			774
Shareholder transaction – changes of investments											42		42	(42)
Dividends attributable to non-controlling interests	(24,379)												(1,001)	(23,378)
Approval of additional dividends by the Shareholders' Meeting	(261,470)											(261,470)	(261,470)
Allocation of net income:
Legal reserve							44,669				(44,669)
Investments statutory reserve								368,966			(368,966)
Proposed dividends (R$ 0.20 per share)	(424,357)										(479,748)	55,391	(424,357)
Ending balance at Dec. 31, 2020	9,910,265	5,171,752	22,404	594,049	(489,068)	4,337	750,010	3,658,265	(464,990)	231,596		55,391	9,533,746	376,519
Net income for the year	883,878										850,463		850,463	33,415
Other comprehensive income:
Fair value adjustments of available for financial instruments, net of income taxes	7,274								7,304				7,304	(30)
Actuarial gain (loss) of post-employment benefits, net of income taxes	46,610								35,548				35,548	11,062
Currency translation of foreign subsidiaries and the effect of net investments hedge, net of income taxes	73,049									73,049			73,049
Total comprehensive income for the year	1,010,811								42,852	73,049	850,463		966,364	44,447
Issuance of shares related to the subscription warrants - indemnification - Extrafarma acquisition	1,819			1,819									1,819
Equity instrument granted	9,264		8,008	613	643								9,264
Equity instrument granted of subsidiaries	3,631		3,631										3,631
Realization of revaluation reserve of subsidiaries						(183)					183
Transfer to statutory reserve								11,641			(11,641)
Unclaimed dividends forfeited	11,816										10,487		10,487	1,329
Dividends attributable to non-controlling interests	(19,005)												971	(19,976)
Approval of additional dividends by the Shareholders' Meeting	(55,391)											(55,391)	(55,391)
Allocation of net income:
Legal reserve							42,523				(42,523)
Investments statutory reserve								403,970			(403,970)
Proposed dividends (R$ 0.20 per share)	(185,896)										(185,896)		(185,896)
Intermediary dividends	(218,074)										(218,074)		(218,074)
Ending balance at Dec. 31, 2021	R$ 10,469,240	R$ 5,171,752	R$ 34,043	R$ 596,481	R$ (488,425)	R$ 4,154	R$ 792,533	R$ 4,073,876	R$ (422,138)	R$ 304,645			R$ 10,066,921	R$ 402,319